Property, Plant and Equipment - Summary of Property, Plant and Equipment - Assets Subject to Operating Leases (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 283,694		$ 288,914
Depreciation expenses	(26,989)		(26,930)	$ (27,461)
Additions	25,195		23,164	27,979
Impairment losses	0	$ 0	93	0
Ending balance	281,416	$ 10,022	283,694	288,914
Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,324
Ending balance	7,593		7,324
As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			5,935
Ending balance				5,935
Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			940,891	946,460
Additions				27,979
Others				(258)
Ending balance				940,891
Carrying Amount [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8,821		0
Effect of retrospective application of IFRS 16			7,201
Additions			4
Transferred from (to) assets used by the Company			1,616
Others	388
Ending balance	9,209		8,821	0
Carrying Amount [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			7,201
Ending balance				7,201
Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(651,977)	(657,752)
Depreciation expenses				(27,461)
Others				28
Ending balance				(651,977)
Accumulated depreciation, amortization and impairment [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,497)		0
Depreciation expenses	(82)		(74)
Effect of retrospective application of IFRS 16			(1,266)
Transferred from (to) assets used by the Company			(157)
Others	(37)
Ending balance	(1,616)		(1,497)	0
Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(1,266)
Ending balance				(1,266)
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			103,972
Ending balance				103,972
Land [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,979
Ending balance	4,973		4,979
Land [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			3,617
Ending balance				3,617
Land [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			103,972	104,079
Additions				0
Others				(36)
Ending balance				103,972
Land [Member] | Carrying Amount [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,979		0
Effect of retrospective application of IFRS 16			3,617
Additions			0
Transferred from (to) assets used by the Company			1,362
Others	(6)
Ending balance	4,973		4,979	0
Land [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			3,617
Ending balance				3,617
Land [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			0	0
Depreciation expenses				0
Others				0
Ending balance				0
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0
Depreciation expenses	0		0
Effect of retrospective application of IFRS 16			0
Transferred from (to) assets used by the Company			0
Others	0
Ending balance	0		0	0
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			0
Ending balance				0
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			263
Ending balance				263
Land improvements [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Ending balance	0		0
Land improvements [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			0
Ending balance				0
Land improvements [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			1,601	1,595
Additions				0
Others				6
Ending balance				1,601
Land improvements [Member] | Carrying Amount [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0
Effect of retrospective application of IFRS 16			1
Additions			0
Transferred from (to) assets used by the Company			(1)
Others	0
Ending balance	0		0	0
Land improvements [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			1
Ending balance				1
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(1,338)	(1,293)
Depreciation expenses				(45)
Others				0
Ending balance				(1,338)
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0
Depreciation expenses	0		0
Effect of retrospective application of IFRS 16			(1)
Transferred from (to) assets used by the Company			1
Others	0
Ending balance	0		0	0
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(1)
Ending balance				(1)
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			44,784
Ending balance				44,784
Buildings [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,345
Ending balance	2,620		2,345
Buildings [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			2,318
Ending balance				2,318
Buildings [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			72,911	72,694
Additions				21
Others				196
Ending balance				72,911
Buildings [Member] | Carrying Amount [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,842		0
Effect of retrospective application of IFRS 16			3,583
Additions			4
Transferred from (to) assets used by the Company			255
Others	394
Ending balance	4,236		3,842	0
Buildings [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			3,583
Ending balance				3,583
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(28,127)	(26,799)
Depreciation expenses				(1,356)
Others				28
Ending balance				(28,127)
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,497)		0
Depreciation expenses	(82)		(74)
Effect of retrospective application of IFRS 16			(1,265)
Transferred from (to) assets used by the Company			(158)
Others	(37)
Ending balance	$ (1,616)		(1,497)	0
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			$ (1,265)
Ending balance				$ (1,265)